Related-party transactions - Disclosure of transactions between related parties (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017
Disclosure of transactions between related parties [line items]
Net related party transactions	£ 0	£ 0	£ 0	£ 0
Directors of the Company
Disclosure of transactions between related parties [line items]
Aggregate emoluments	145,000	151,000	474,000	480,000
Pension contributions	6,000	5,000	16,000	14,000
Employee benefits expense	151,000	156,000	490,000	494,000
Directors of the Company and key management
Disclosure of transactions between related parties [line items]
Aggregate emoluments	386,000	315,000	1,036,000	892,000
Pension contributions	14,000	13,000	42,000	35,000
Employee benefits expense	£ 400,000	£ 328,000	£ 1,078,000	£ 927,000